                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                    Shares         Value
                                                  ----------   ------------
COMMON STOCKS--94.3%
CONSUMER DISCRETIONARY--16.4%
DISTRIBUTORS--0.7%
LKQ Corp.(1)                                         350,640   $  6,760,339
                                                               ------------
DIVERSIFIED CONSUMER SERVICES--0.8%
Sotheby's                                            324,060      7,411,252
                                                               ------------
HOTELS, RESTAURANTS & LEISURE--3.7%
Cheesecake Factory, Inc. (The)(1)                    389,060      8,660,476
Chipotle Mexican Grill, Inc., Cl. A(1)                80,280     10,983,107
Orient-Express Hotel Ltd., Cl. A(1)                  391,670      2,898,358
Panera Bread Co., Cl. A(1)                           158,800     11,956,052
                                                               ------------
                                                                 34,497,993
                                                               ------------
MEDIA--2.9%
Cinemark Holdings, Inc.                              424,000      5,575,600
Imax Corp.(1)                                        518,600      7,571,560
Valassis Communications, Inc.(1)                     420,780     13,347,142
                                                               ------------
                                                                 26,494,302
                                                               ------------
SPECIALTY RETAIL--4.4%
Lumber Liquidators Holdings, Inc.(1)                 381,211      8,893,653
Monro Muffler Brake, Inc.                            174,060      6,880,592
Rue21, Inc.(1)                                       289,270      8,776,452
Talbots, Inc. (The)(1)                               486,390      5,014,681
Ulta Salon, Cosmetics & Fragrance, Inc.(1)           232,270      5,495,508
Zumiez, Inc.(1)                                      380,080      6,123,089
                                                               ------------
                                                                 41,183,975
                                                               ------------
TEXTILES, APPAREL & LUXURY GOODS--3.9%
G-III Apparel Group Ltd.(1)                          226,670      5,188,476
Lululemon Athletica, Inc.(1)                         213,230      7,936,421
Phillips/Van Heusen Corp.                            104,160      4,819,483
Skechers USA, Inc., Cl. A(1)                         180,400      6,588,208
Steven Madden Ltd.(1)                                364,740     11,496,605
                                                               ------------
                                                                 36,029,193
                                                               ------------
CONSUMER STAPLES--4.1%
FOOD PRODUCTS--3.3%
Diamond Foods, Inc.                                  320,250     13,162,275
Sanderson Farms, Inc.                                 95,680      4,854,803
TreeHouse Foods, Inc.(1)                             268,440     12,256,970
                                                               ------------
                                                                 30,274,048
                                                               ------------
PERSONAL PRODUCTS--0.8%
Elizabeth Arden, Inc.(1)                             280,740      4,076,345
Nu Skin Asia Pacific, Inc., Cl. A                    155,290      3,871,380
                                                               ------------
                                                                  7,947,725
                                                               ------------
ENERGY--4.4%
ENERGY EQUIPMENT & SERVICES--1.5%
Core Laboratories NV                                  67,400      9,948,914


                         1 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                    Shares         Value
                                                  ----------   ------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Superior Energy Services, Inc.(1)                    220,430   $  4,115,428
                                                               ------------
                                                                 14,064,342
                                                               ------------
OIL, GAS & CONSUMABLE FUELS--2.9%
Brigham Exploration Co.(1)                           488,840      7,518,359
Concho Resources, Inc.(1)                            292,730     16,196,751
Oasis Petroleum, Inc.(1)                             208,930      3,029,485
                                                               ------------
                                                                 26,744,595
                                                               ------------
FINANCIALS--6.9%
CAPITAL MARKETS--2.0%
Evercore Partners, Inc., Cl. A                       223,940      5,228,999
Stifel Financial Corp.(1)                            207,558      9,005,942
Waddell & Reed Financial, Inc., Cl. A                203,920      4,461,770
                                                               ------------
                                                                 18,696,711
                                                               ------------
COMMERCIAL BANKS--2.6%
East West Bancorp, Inc.                              637,310      9,718,978
Signature Bank(1)                                    247,639      9,412,758
Texas Capital Bancshares, Inc.(1)                    329,390      5,401,996
                                                               ------------
                                                                 24,533,732
                                                               ------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
CBOE Holdings, Inc.(1)                                85,330      2,777,492
MSCI, Inc., Cl. A(1)                                 171,410      4,696,634
                                                               ------------
                                                                  7,474,126
                                                               ------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
LaSalle Hotel Properties                             230,910      4,749,819
                                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
Jones Lang LaSalle, Inc.                             137,544      9,028,388
                                                               ------------
HEALTH CARE--21.4%
BIOTECHNOLOGY--3.6%
Alexion Pharmaceuticals, Inc.(1)                     364,760     18,672,064
Cepheid, Inc.(1)                                     354,430      5,677,969
United Therapeutics Corp.(1)                         185,440      9,051,326
                                                               ------------
                                                                 33,401,359
                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Dexcom, Inc.(1)                                      355,039      4,104,251
Neogen Corp.(1)                                       38,615      1,005,921
Sirona Dental Systems, Inc.(1)                       295,390     10,291,388
Thoratec Corp.(1)                                    271,450     11,599,059
Volcano Corp.(1)                                     385,740      8,416,847
                                                               ------------
                                                                 35,417,466
                                                               ------------
HEALTH CARE PROVIDERS & SERVICES--8.4%
Bio-Reference Laboratories, Inc.(1)                  384,492      8,524,188
Catalyst Health Solutions, Inc.(1)                   270,950      9,347,775
Emergency Medical Services LP, Cl. A(1)              217,690     10,673,341
Hanger Orthopedic Group, Inc.(1)                     436,649      7,842,216


                         2 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                    Shares         Value
                                                  ----------   ------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Health Management Associates, Inc., Cl. A(1)       1,353,940   $ 10,520,114
HMS Holdings Corp.(1)                                274,116     14,862,570
IPC The Hospitalist Co.(1)                           373,646      9,378,515
MEDNAX, Inc.(1)                                      129,050      7,176,471
                                                               ------------
                                                                 78,325,190
                                                               ------------
HEALTH CARE TECHNOLOGY--2.2%
MedAssets, Inc.(1)                                   308,690      7,124,565
SXC Health Solutions Corp.(1)                        182,121     13,340,363
                                                               ------------
                                                                 20,464,928
                                                               ------------
LIFE SCIENCES TOOLS & SERVICES--0.8%
Bruker Corp.(1)                                      605,450      7,362,272
                                                               ------------
PHARMACEUTICALS--2.6%
Eurand NV(1)                                         439,330      4,257,108
Impax Laboratories, Inc.(1)                          422,100      8,045,226
Salix Pharmaceuticals Ltd.(1)                        289,070     11,282,402
                                                               ------------
                                                                 23,584,736
                                                               ------------
INDUSTRIALS--12.6%
AEROSPACE & DEFENSE--1.9%
BE Aerospace, Inc.(1)                                387,940      9,865,314
TransDigm Group, Inc.                                151,350      7,723,391
                                                               ------------
                                                                 17,588,705
                                                               ------------
AIR FREIGHT & LOGISTICS--1.4%
Atlas Air Worldwide Holdings, Inc.(1)                269,280     12,790,800
                                                               ------------
AIRLINES--0.6%
Alaska Air Group, Inc.(1)                            126,450      5,683,928
                                                               ------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Clean Harbors, Inc.(1)                                95,600      6,348,796
Waste Connections, Inc.(1)                           135,800      4,738,062
                                                               ------------
                                                                 11,086,858
                                                               ------------
ELECTRICAL EQUIPMENT--3.5%
Baldor Electric Co.                                  249,960      9,018,557
Harbin Electric, Inc.(1)                             414,710      6,904,922
Polypore International, Inc.(1)                      240,580      5,470,789
Regal-Beloit Corp.                                   191,380     10,675,176
                                                               ------------
                                                                 32,069,444
                                                               ------------
MACHINERY--2.1%
Chart Industries, Inc.(1)                            267,690      4,170,610
Gardner Denver, Inc.                                 170,730      7,612,851
Graco, Inc.                                          276,300      7,788,897
                                                               ------------
                                                                 19,572,358
                                                               ------------
PROFESSIONAL SERVICES--1.3%
Kforce, Inc.(1)                                      389,209      4,962,415
TrueBlue, Inc.(1)                                    626,310      7,008,409
                                                               ------------
                                                                 11,970,824
                                                               ------------


                         3 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                    Shares         Value
                                                  ----------   ------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
TAL International Group, Inc.                        258,140   $  5,800,406
                                                               ------------
INFORMATION TECHNOLOGY--23.7%
COMMUNICATIONS EQUIPMENT--4.7%
Acme Packet, Inc.(1)                                 569,340     15,303,859
Aruba Networks, Inc.(1)                              924,890     13,170,434
DG Fastchannel, Inc.(1)                              248,050      8,081,469
Riverbed Technology, Inc.(1)                         265,180      7,324,272
                                                               ------------
                                                                 43,880,034
                                                               ------------
COMPUTERS & PERIPHERALS--1.3%
Netezza Corp.(1)                                     686,560      9,392,141
Stratasys, Inc.(1)                                   116,530      2,861,977
                                                               ------------
                                                                 12,254,118
                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Plexus Corp.(1)                                      152,840      4,086,942
                                                               ------------
INTERNET SOFTWARE & SERVICES--3.0%
GSI Commerce, Inc.(1)                                556,120     16,016,256
VistaPrint NV(1)                                     154,460      7,335,305
WebMD Health Corp., Cl. A(1)                         104,000      4,828,720
                                                               ------------
                                                                 28,180,281
                                                               ------------
IT SERVICES--0.5%
Sapient Corp.                                        463,700      4,701,918
                                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.5%
Applied Micro Circuits Corp.(1)                      619,661      6,494,047
Atheros Communications, Inc.(1)                      355,090      9,779,179
Cavium Networks, Inc.(1)                             447,700     11,725,263
Cypress Semiconductor Corp.(1)                       708,330      7,111,633
Netlogic Microsystems, Inc.(1)                       344,770      9,377,744
OmniVision Technologies, Inc.(1)                     258,000      5,531,520
Rubicon Technology, Inc.(1)                          210,610      6,274,072
Silicon Laboratories, Inc.(1)                        115,100      4,668,456
Veeco Instruments, Inc.(1)                           239,090      8,196,003
                                                               ------------
                                                                 69,157,917
                                                               ------------
SOFTWARE--6.2%
Ariba, Inc.(1)                                       287,701      4,583,077
Concur Technologies, Inc.(1)                         222,220      9,484,350
Informatica Corp.(1)                                 321,680      7,681,718
Pegasystems, Inc.                                    329,410     10,577,355
Sourcefire, Inc.(1)                                  429,779      8,165,801
SS&C Technologies Holdings, Inc.(1)                  181,400      2,907,842
SuccessFactors, Inc.(1)                              687,135     14,285,537
                                                               ------------
                                                                 57,685,680
                                                               ------------
MATERIALS--3.5%
CHEMICALS--1.7%
Intrepid Potash, Inc.(1)                             327,220      6,403,695


                         4 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                    Shares         Value
                                                  ----------   ------------
CHEMICALS CONTINUED
Solutia, Inc.(1)                                     724,860   $  9,495,666
                                                               ------------
                                                                 15,899,361
                                                               ------------
CONTAINERS & PACKAGING--1.0%
Rock-Tenn Co., Cl. A                                 194,560      9,663,795
METALS & MINING--0.8%
Schnitzer Steel Industries, Inc.                     128,480      5,036,410
Thompson Creek Metals Co., Inc.(1)                   236,840      2,055,771
                                                               ------------
                                                                  7,092,181
                                                               ------------
TELECOMMUNICATION SERVICES--1.3%
WIRELESS TELECOMMUNICATION SERVICES--1.3%
SBA Communications Corp.(1)                          341,870     11,626,999
                                                               ------------
Total Common Stocks (Cost $755,491,945)                         875,239,040
                                                               ------------
INVESTMENT COMPANY--4.5%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.28% (2,3) (Cost $41,657,657)             41,657,657     41,657,657
TOTAL INVESTMENTS, AT VALUE (COST $797,149,602)         98.8%   916,896,697
Other Assets Net of Liabilities                          1.2     11,036,245
                                                  ----------   ------------
Net Assets                                             100.0%  $927,932,942
                                                  ==========   ============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of June 30, 2010.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES            GROSS          GROSS        SHARES
                                                     SEPTEMBER 30, 2009    ADDITIONS     REDUCTIONS   JUNE 30, 2010
                                                     ------------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E       21,419,912       407,320,410   387,082,665     41,657,657

                                                        VALUE       INCOME
                                                     -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E   $41,657,657   $39,222

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:


                         5 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

                                                LEVEL 2--
                                  LEVEL 1--       OTHER        LEVEL 3--
                                 UNADJUSTED    SIGNIFICANT    SIGNIFICANT
                                   QUOTED       OBSERVABLE   UNOBSERVABLE
                                   PRICES         INPUTS        INPUTS          VALUE
                                ------------   -----------   ------------   -------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $152,377,054       $--            $--        $152,377,054
   Consumer Staples               38,221,773        --             --          38,221,773
   Energy                         40,808,937        --             --          40,808,937
   Financials                     64,482,776        --             --          64,482,776
   Health Care                   198,555,951        --             --         198,555,951
   Industrials                   116,563,323        --             --         116,563,323
   Information Technology        219,946,890        --             --         219,946,890
   Materials                      32,655,337        --             --          32,655,337
   Telecommunication Services     11,626,999        --             --          11,626,999
Investment Company                41,657,657        --             --          41,657,657
                                ------------       ---            ---        ------------
Total Assets                    $916,896,697       $--            $--        $916,896,697
                                ============       ===            ===        ============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                         6 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                         7 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

Total federal tax cost          $804,353,897
                                ============
Gross unrealized appreciation   $158,405,344
Gross unrealized depreciation    (45,862,544)
                                ------------
Net unrealized appreciation     $112,542,800
                                ============


                         8 | Oppenheimer Discovery Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010